Critical Accounting Estimates and Significant Management Judgements (Details)	12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2026 USD ($)
Critical Accounting Estimates and Significant Management Judgments [Line Items]
Goodwill	RM 22,150,110
Right-of-use assets	136,148	RM 10,382	$ 33,370
Impairment loss
Exchange realignment
IoT AI Power Charger [Member]
Critical Accounting Estimates and Significant Management Judgments [Line Items]
Property plant and equipment	7,962,245
IoT AI Server [Member]
Critical Accounting Estimates and Significant Management Judgments [Line Items]
Property plant and equipment	31,751,642
IoT Control Station [Member]
Critical Accounting Estimates and Significant Management Judgments [Line Items]
Property plant and equipment	9,986,395
IoT Drone [Member]
Critical Accounting Estimates and Significant Management Judgments [Line Items]
Property plant and equipment	15,666,760
IoT AI Power Charger CGU [Member]
Critical Accounting Estimates and Significant Management Judgments [Line Items]
Impairment loss	22,150,110
IoT Control Station CGU [Member]
Critical Accounting Estimates and Significant Management Judgments [Line Items]
Impairment loss	10,018,141
Exchange realignment	31,746
Carrying amount	9,986,395
IoT Drone CGU [Member]
Critical Accounting Estimates and Significant Management Judgments [Line Items]
Impairment loss	15,666,760
IoT AI Server CGU One [Member]
Critical Accounting Estimates and Significant Management Judgments [Line Items]
Carrying amount of assets	8,098,393
IoT AI Server CGU Two [Member]
Critical Accounting Estimates and Significant Management Judgments [Line Items]
Carrying amount of assets	31,751,642
IoT AI Server CGU Three [Member]
Critical Accounting Estimates and Significant Management Judgments [Line Items]
Carrying amount of assets
IoT AI Server CGU Four [Member]
Critical Accounting Estimates and Significant Management Judgments [Line Items]
Carrying amount of assets
IoT AI Server CGU [Member]
Critical Accounting Estimates and Significant Management Judgments [Line Items]
Impairment loss
Cash Generating Units [Member]
Critical Accounting Estimates and Significant Management Judgments [Line Items]
Impairment loss	RM 47,835,011